SCHEDULE OF CONSIDERATION TRANSFERRED TO THE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Jul. 03, 2024	Sep. 30, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Estimated Goodwill		$ 3,354,000
Semi Cab Inc [Member]
Asset Acquisition [Line Items]
Cash and Cash Equivalents	$ 17,000
Accounts receivable	193,000
Prepaid expenses and other current assets	13,000
Property and equipment, net	3,000
Other Non-Current Operating Assets, Net	14,000
Customer Relationships (9 year estimated useful life)	747,000
Trade Name (9 year estimated useful life)	272,000
Developed Technology (6 year estimated useful life)	381,000
Accounts payable and accrued expenses	(2,680,000)
Loans payable Merchant Cash Advances (MCA)	(631,000)
Note payable	(50,000)
Notes payable Related Parties	(650,000)
Net assets acquired	(2,371,000)
Estimated Goodwill	3,354,000
Semi Cab Inc [Member]
Asset Acquisition [Line Items]
Equity consideration	494,000
Fair value of non-controlling interest	74,000
Total Equity Consideration	568,000
Debt Extinguishment	415,000
Total consideration	$ 983,000